RELATED PARTY TRANSACTIONS (Details) - Board Member [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Abstract]
Fixed annual fees	$ 0.2
Operating costs	0.5
Costs and expenses, related party	0.3	$ 0.1	$ 0.3
Accounts payable	$ 0.0	$ 0.0